Accounting Policies - IFRIC 23 Uncertainty over Income Tax Treatment (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions	€ 10,158	€ 9,432
IAS 12
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions	€ 856